Stockholders Equity	12 Months Ended
Jan. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders Equity
7.	Stockholders’ Equity
Common Stock
As of January 31, 2022, the Company had 500,000 shares of Class A common stock authorized and 88,876 shares common stock issued and outstanding at $0.0001 par value per share.
Each share of Common Stock has 1 vote.
Preferred Stock
The Company is authorized to issue 100,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. At January 31, 2022, there were no shares of preferred stock issued or outstanding.
Public Warrants
On November 12, 2019, Legacy LGL sold 17,250 units at a price of $10.00 per unit (the “Units”)
in its Initial Public Offering, which included the full exercise by the underwriters of the over-allotment option to purchase an additional 2,250 units. Each Unit consisted of one share of Legacy LGL Class A common stock, par value $0.0001 per share, and one-half
of one warrant to purchase one share of Legacy LGL Class A common stock (the “Public Warrants”).
Public Warrants may only be exercised for a whole number of shares at a price of $11.50 per share. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants became exercisable in September 2021 and will expire five years after the completion of the Merger or earlier upon redemption or liquidation.
Once the warrants became exercisable upon the effective date of the Company’s
S-1
registration statement filed in September 2021, the Company obtained the ability to redeem the Public Warrants:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon not less than 30 days’ prior written notice of redemption; and

•
if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like and subject to adjustment as described below) for any
20
trading days within a
30
-trading
day period ending on the third business day prior to the notice of redemption to the warrant holders.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the Warrant Agreement.
In connection with the Merger, the Public Warrants were recorded within equity at a fair value of $15,740. The fair value of the Public Warrants issued by the Company was determined using the quoted price. In October 2021, 29 Public Warrants were exercised in an amount of $330 and 29 shares were issued at a price of $11.50. As of January 31, 2022, the Company had 8,596 Public Warrants outstanding and not exercised.